INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway * Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue * New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




ANNUAL
REPORT
                                                      MARCH 31, 1998


THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. GOVERNMENT
SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope]

A CASH MANAGEMENT
INVESTMENT

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

ANNUAL REPORT


May 15, 1998

Dear Investor:

              We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust (the "Trust") for the fiscal year ended March 31, 1998.

              The enclosed Annual Report includes the three portfolios of Cash Assets Trust: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.
Each of the three portfolios were specifically created to meet the short-term investment needs of Hawaii investors and others.

* * * * * * *

              The current report period was marked by increasing volatility in the world financial markets. Most significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. It is hard to believe the magnitude of the currency depreciation that has taken place in various countries versus the U.S. dollar. The currency deterioration against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. The impact of the Asian crisis on the U.S. economy and its continued expansion remains a factor that can not be ignored. Thirty percent of U.S. exports go to Asia. Now, after the currency devaluations, consumers in that region have significantly less in terms of purchasing power. As a result, some U.S. firms could find demand for their exports weakening while at the same time cheaper goods coming from Asia should force U.S. competitors to lower their prices. With fewer U.S. exports and greater imports, the Federal Reserve is hoping the U.S. economy will slow on its own from its torrid pace and that the current low level of inflation we have experienced over the past several years will continue.

              The lack of monetary action policy by the Fed during the Asian financial crisis kept short-term interest relatively stable during the Trust's most recent fiscal year. As mentioned in previous report letters, yields on money market funds, like the Trust, move in concert with rate policies pursued by the Federal Reserve. Each of the Pacific Capital Funds of Cash Assets Trust continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

              Since the Trust's inception, the Trust's Investment Adviser, Pacific Century Trust (formerly known as Hawaiian Trust Company, Ltd.) has acted with a high level of prudence in examining the creditworthiness and marketability of all issuers of securities utilized in each of the Trust's investment portfolios. Investors in the Trust can take comfort in knowing that those securities in each portfolio are chosen on the basis of possessing high quality and minimal credit risk. This is to ensure maximum safety for investors' cash reserves.

* * * * * * *

              On behalf of the Board of Trustees, the Investment Adviser and the Administrator of the Trust, we are pleased to announce the name change and expanded investment capabilities of Pacific Capital U.S. Treasuries Cash Assets Trust. Effective April 1, 1998, the portfolio is now called Pacific Capital U.S. Government Securities Cash Assets Trust. In addition to investing in direct obligations of the U.S. Treasury, the portfolio will invest in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. Government securities. The Trust's management intends to replace a significant portion of its U.S. Government repurchase agreements with U.S. Government agency notes in order to seek a higher yield while continuing to pass along income that is free from state income taxes for shareholders.

              Your use of The Pacific Capital Funds of Cash Assets Trust is greatly appreciated. You can be assured that every effort will be expended by all associated with the Trust to merit your continued confidence.


                                                 Sincerely,
                                                 /s/ Lacy B. Herrmann
                                                 Lacy B. Herrmann
                                                 President and Chairman
                                                   of the Board of Trustees

KPMG Peat Marwick LLP
Certified Public Accountants


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

          We have audited the accompanying statement of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Treasuries Fund), including the statements of investments, as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                  KPMG Peat Marwick LLP

New York, New York
May 8, 1998

PACIFIC CAPITAL
CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1998

    FACE
   AMOUNT           COMMERCIAL PAPER (56.6%)                                                 VALUE

                    Automotive (3.7%)
 $20,000,000        Ford Motor Credit Co., 5.46%, 5/29/98                               $  19,822,778

                    Banking/Credit Union (9.3%)
  10,000,000        Banc-Corp Andina Deforments, 5.43%, 5/08/98                             9,943,061
                    Letter of Credit-Barclay's Bank PLC
  20,000,000        Byver-Demir Funding, 5.07%, 4/13/98                                    19,963,467
                    Letter of Credit-Bayerishe Vereinsbank
  20,000,000        J.P. Morgan &Co. Inc., 4.82%, 4/08/98                                  19,978,611
                                                                                           49,885,139

                    Borrowing Conduit (3.8%)
  20,000,000        Abbey National North American Corp., 4.89%, 4/09/98                    19,975,556
                    Brokerage (7.5%)
  20,000,000        Goldman Sachs, 5.25%, 4/20/98                                          19,941,839
  20,000,000        Merrill Lynch &Company, Inc., 5.19%, 4/17/98                           19,951,111
                                                                                           39,892,950

                    Chemicals (3.7%)
  20,000,000        DuPont (E.I.) de Nemours &Co., 5.24%, 4/29/98                          19,916,000

                    Finance (21.0%)
  20,000,000        A.I. Credit Corp., 5.07%, 4/15/98                                      19,957,844
  20,000,000        American General Corp., 5.46%, 5/27/98                                 19,828,578
  20,000,000        Associates First Capital, 5.53%, 4/02/98                               19,996,928
  20,000,000        General Electric Capital Corp., 5.28%, 5/01/98                         19,909,500
  15,000,000        National Rural Utilities, 5.47%, 6/11/98                               14,837,588
  17,223,000        Transamerica Finance, 5.42%, 5/06/98                                   17,130,235
                                                                                          111,660,673

                    Food & Beverage (3.8%)
  20,000,000        Coca-Cola Company, 4.79%, 4/08/98                                      19,978,728

                    Oil &Gas (3.8%)
  20,000,000        Texaco Inc., 3.69%, 4/03/98                                            19,993,844
                        Total Commercial Paper (Cost $301,125,668)                        301,125,668


                    U.S. TREASURY BILLS (9.3%)
  30,000,000        5.23%, due 4/23/98                                                     29,903,734
  20,000,000        5.11%, due 7/23/98                                                     19,684,856
                        Total U.S. Treasury Bills (Cost $49,588,590)                       49,588,590

                    NOTES (19.7%)
                    U.S. Government Agencies (16.9%)
  20,000,000        Federal Home Loan Bank, 5.30%, 5/06/98                                 19,879,278
  20,000,000        Federal Home Loan Bank, 5.21%, 5/12/98                                 19,894,610
  30,000,000        Farmer Mac, 4.97%, 4/10/98                                             29,959,575
  20,000,000        Federal National Mortgage Association, 5.31%, 6/12/98                  19,786,800
                                                                                           89,520,263

                    Insurance (2.8%)
  15,000,000        Providian Life and Health Insurance Company,
                      Variable Rate Note, 5.80%, 6/30/98(1)                                15,000,000
                        Total Notes (Cost $104,520,263)                                   104,520,263

                    REPURCHASE AGREEMENTS (14.9%)
  29,456,000        SBC Warburg, Dillon, Read, Inc., 5.80%, due 4/01/98                    29,456,000
                    (Proceeds of $29,460,745 to be received at maturity)
                      Collateral: $29,529,000 U.S. Treasury Notes 5.625%
                        due 11/30/98
                      Collateral Market Value $30,045,120
  25,000,000        BZW Securities, Inc., 5.75%, due 4/01/98                               25,000,000
                    (Proceeds of $25,003,993 to be received at maturity)
                      Collateral: $24,800,000 U.S. Treasury Notes 5.875%
                        due 11/15/05
                      Collateral Market Value $25,500,000
  25,000,000        Merrill Lynch Government Securities Inc., 5.75%,
                    due 4/01/98                                                            25,000,000
                    (Proceeds of $25,003,993 to be received at maturity)
                      Collateral $25,310,000 U.S. Treasury Notes 5.875%
                        due 02/28/99
                      Collateral Market Value $25,500,000
                        Total Repurchase Agreements (cost $79,456,000)                     79,456,000

                      Total Investments (cost $534,690,521*)      100.5%                  534,690,521
                      Liabilities in excess of other assets        (0.5)                   (2,492,727)
                      Net Assets                                  100.0%                 $532,197,794

                  * Cost for Federal tax purposes is identical.
                (1) Illiquid security. The security is considered
                    illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1998

                                                                       RATING
    FACE                                                              MOODY'S/
   AMOUNT           BONDS AND NOTES (99.5%)                             S&P            VALUE

                    ARIZONA (0.9%)
                    Arizona State Transportation Board Highway
                      Revenue Bonds, Refunding Bonds,
  $1,000,000        4.25%, 07/01/98                                     Aa/AAA     $  1,001,081

                    CALIFORNIA (0.9%)
                    County of San Mateo, Tax and Revenue
                      Anticipation Notes, General Obligation,
   1,000,000        4.50%, 07/01/98                                    NR/Sp1+        1,001,680

                    GEORGIA (0.9%)
                    Polk County, GA School District, General
                      Obligation,
   1,000,000        4.25%, 02/01/99                                    NR/AA-        1,005,704

                    HAWAII (39.9%)
                    Hawaii State, General Obligation Bonds 1990
                      Series BS,
   1,000,000        6.80%, 09/01/98                                     A1/A+         1,013,540
                    Hawaii State, General Obligation Bonds 1993
                      Series CC,
   1,550,000        4.40%, 02/01/99                                     A1/A+         1,559,875
                    Hawaii State, General Obligation Bonds 1993
                      Series CD,
   2,750,000        4.40%, 02/01/99                                     A1/A+         2,769,285
                    Hawaii State, General Obligation Bonds 1997
                      Series CQ,
   3,000,000        4.25%, 10/01/98                                    Aaa/AAA        3,006,974
                    Hawaii State Department of Budget & Finance
                      Citizens Utility - Revenue Bonds Series (Tax-
                      Exempt Commercial Paper Series),
   1,800,000        3.55%, 07/15/98                                    NR/A-1+        1,800,000

                    Hawaii State Department of Budget & Finance
                      Citizens Utility - Revenue Bonds Series (Tax-
                      Exempt Commercial Paper Series),
   1,000,000        3.20%, 05/08/98                                   NR/A-1+        1,000,000
                    Hawaii State Department of Budget & Finance
                      Citizens Utility - Revenue Bonds Series (Tax-
                      Exempt Commercial Paper Series),
   2,810,000        3.55%, 08/14/98                                    NR/A-1+        2,810,000
                    Hawaii State Airports System Revenue Bonds, First
                      Series, Refunding Bonds,
     500,000        4.90%, 07/01/98                                    Aaa/AAA          501,370
                      Insurance: Municipal Bond Investors Assurance
                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds (Kaiser
                      Pemanente), Series A,
   2,500,000        3.75%, 03/01/14, 6 month Put, next putable date
                      09/01/98                                         NR/A-1+        2,500,000
                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds
                      (Queens Medical Center Project), Refunding
                      Bonds,
   1,135,000        6.90%, 07/01/04, Prerefunded 07/01/98              Aaa/AAA        1,166,125
                      Insurance: Financial Guaranty Insurance Co.
                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds
                      (Queens Medical Center Project), Refunding
                      Bonds,
   1,345,000        7.00%, 07/01/08, Prerefunded 07/01/98              Aaa/AAA        1,382,238
                      Insurance: Financial Guaranty Insurance Co.
                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds
                      (Queens Medical Center Project), Refunding
                      Bonds,
   2,000,000        6.50%, 07/01/12, Prerefunded 07/01/98              Aaa/AAA        2,013,711
                      Insurance: Financial Guaranty Insurance Co.

                    Hawaii State Department of Budget & Finance
                      Special Purpose Mortgage Revenue Bonds
                      (Kaiser Permanente) Series A,
   4,900,000        3.85%, 03/01/15, Putable on 04/01/98*             VMIG1/A-1+      4,900,000
                    Hawaii State Housing Finance & Development
                      Corp. Revenue Bonds (Rental Housing System)
                      Series 89 A,
   1,900,000        3.70%, 07/01/24, Putable 04/01/98*                 VMIG1/NR       1,900,000
                      Letter of Credit: Banque Nationale de Paris
                    Hawaii State Housing Finance & Development Corp.
                      Revenue Bonds (Affordable Rental Housing
                      Program) Series A,
   5,300,000        3.80%, 07/01/27, Putable 04/01/98*                 VMIG1/NR       5,300,000
                      Letter of Credit: Banque Nationale de Paris
                    Honolulu County, HI General Obligation Bonds,
                      Series A,
   1,000,000        7.30%, 04/01/98                                     Aa2/AA        1,000,000
     230,000        7.30%, 04/01/04, Prerefunded 04/01/98               Aaa/AA          233,450
   1,000,000        6.00%, 04/01/98                                     Aa2/AA        1,000,000
     500,000        5.50%, 03/01/99                                    Aaa/AAA          508,595
                    Honolulu County,HI General Obligation Bonds,
                      Series B,
   1,400,000        7.00%, 10/01/07, Prerefunded 10/01/98               Aaa/AA        1,442,876
   1,750,000        4.50%, 10/01/98                                     Aa2/AA        1,755,607
                    Honolulu County,HI General Obligation Bonds,
                      Series C,
     250,000        6.70%, 06/01/98, Escrowed to Maturity               Aaa/AA          251,189
                    Kauai County, HI General Obligation Bonds,
                      Series A,
     100,000        4.90%, 02/01/99                                    Aaa/AAA          100,934
     450,000        4.00%, 08/01/98                                    Aaa/AAA          450,292
                      Insurance: Municipal Bond Investors Assurance
                    Maui County, HI General Obligation Bonds,
     200,000        4.20%, 09/01/98                                    Aaa/AAA          200,240
                      Insurance: Financial Guaranty Insurance Co.

                    Maui County, HI General Obligation Bonds,
                      Series A,
     240,000        6.00%, 06/01/98                                    Aaa/AAA          240,823
                      Insurance: Municipal Bond Investors Assurance
                    Secondary Market Services Corporation Hawaii
                      Student Loan Revenue, Senior Series II,
   4,500,000        3.80%, 09/01/2010, Putable 04/01/98*              VMIG1/A-1+      4,500,000
                      Letter of Credit: National Westminster,
                      Guaranteed Student Loans
                        Total Hawaii                                                45,307,124

                    ILLINOIS (2.3%)
                    Illinois Health Facilities Authority Revenue Bonds
                      (Central Dupage Health Corp. Project),
   1,200,000        3.80%, 11/01/20, Putable 04/01/98*                VMIG1/NR       1,200,000
                     Letter of Credit: Rabobank Nederland
                    Southwestern IL Development Authority
                      Environmental Improvement Revenue Bonds,
                      (Shell Oil Co Wood River Project),
   1,375,000        3.85%, 11/01/25, Putable 04/01/98*                VMIG1/A-1+      1,375,000
                        Total Illinois                                                2,575,000

                    INDIANA (9.7%)
                    Gary, IN Environmental Improvement Revenue
                      Bonds (US Steel Corporation Project),
   3,100,000        3.35%, 07/15/02, Putable 04/07/98*                 P-1/A-1+       3,100,000
                      Letter of Credit: Bank of Nova Scotia
                    Indianapolis, IN Economic Development Revenue
                      Bonds (Jewish Federation Campus),
   4,720,000        3.70%, 04/01/05, Putable 04/01/98*                 VMIG1/NR       4,720,000
                      Letter of Credit: NBD Bank
                    Purdue University, IN University Revenue Bonds
                      (Student Fee) Series E,
      80,000        3.60%, 07/01/11, Putable 04/01/98*                VMIG1/A-1+         80,000

                    Purdue University, IN University Revenue Bonds
                      (Student Fee) Series H,
     735,000        3.60%, 07/01/17, Putable 04/01/98*                VMIG1/A-1+        735,000
                    Purdue University, IN University Revenue Bonds
                      (Student Fee) Series K,
     340,000        3.60%, 07/01/20, Putable 04/01/98*                VMIG1/A-1+        340,000
                    Purdue University, IN University Revenue Bonds
                      (Student Fee) Series O,
   2,000,000        3.60%, 07/01/19, Putable 04/01/98*                VMIG1/A-1+      2,000,000
                        Total Indiana                                                10,975,000

                    KENTUCKY (1.8%)
                    Warsaw, KY Industrial Building Revenue Bonds
                      (Operating Partnership),
   2,100,000        3.85%, 08/01/09, Putable 04/01/98*                 NR/A-1+        2,100,000
                      Letter of Credit: Fifth Third Bank

                    LOUISIANA (4.0%)
                    De Soto Parish, LA Pollution Control Revenue
                      Bonds (Central Louisiana Electric Company)
                      Series A,
   2,500,000        3.65%, 07/01/18, Putable 04/01/98*                VMIG1/A-1+      2,500,000
                      Letter of Credit: Westdeutsche Landesbank
                    St. Charles Parish, LA Pollution Control Revenue
                      Bonds (Shell Oil Co. Project) Series B,
     500,000        3.70%, 10/01/22, Putable 04/01/98*                VMIG1/A-1+        500,000
                    St. Charles Parish, LA Pollution Control Revenue
                      Bonds (Shell Oil Co.-Norco Project),
   1,600,000        3.85%, 09/01/23, Putable 04/01/98*                 Aa2/AAA        1,600,000
                        Total Louisiana                                               4,600,000

                    MINNESOTA (0.9%)
                    Hennepin County MN Revenue Bonds, Refunding
                      Bonds,
   1,000,000        4.90%, 10/01/98                                    Aaa/AAA        1,005,700

                    Albuquerque, NM Airport Revenue Bonds Series A,
   2,000,000        3.75%, 07/01/17, Putable 04/01/98*                VMIG1/A-1+      2,000,000
                      Letter of Credit: Bayerische Landesbank

                    NEW MEXICO (2.6%)
                    New Mexico State, Tax and Revenue Anticipation
                      Notes, Series A,
   1,000,000        4.50%, 6/30/98                                    MIG1/Sp1+       1,002,382
                        Total New Mexico                                              3,002,382

                    NEW YORK (8.0%)
                    New York, NY General Obligation Bonds, Series B,
   1,700,000        3.80%, 10/01/22, Putable 04/01/98*                VMIG1/A-1+      1,700,000
                      Letter of Credit: Financial Guaranty Insurance
                      Corporation
                    New York, NY General Obligation Bonds, Series C,
   1,100,000        3.80%, 10/01/23, Putable 04/01/98*                VMIG1/A-1+      1,100,000
                      Letter of Credit: Morgan Guaranty Trust
                    New York, NY Municipal Water Finance Authory
                      Water & Sewer System Revenue Bonds, Series A,
   6,300,000        4.00%, 06/15/25. Putable 04/15/98*                VMIG1/A-1+      6,300,000
                      Letter of Credit: Financial Guaranty Insurance
                      Corporation
                        Total New York                                                9,100,000

                    NORTH CAROLINA (1.2%)
                    Durham County, NC General Obligation Bonds,
                      Public Improvement Project,
   1,400,000        3.65%, 02/01/09, Putable 04/01/98*                VMIG1/A-1+      1,400,000
                      Letter of Credit: Wachovia Bank of NC

                    OHIO (8.1%)
                    Ohio State Air Quality Development Authority
                      Revenue Bonds, Series A,
   2,800,000        4.00%, 12/01/15, Putable 04/01/98*                 NR/A-1+        2,800,000
                      Letter of Credit: Union Bank of Switzerland

                    Ohio State Air Quality Development Authority
                      Revenue Bonds, Series B,
   4,000,000        4.00%, 12/01/15, Putable 04/01/98*                 NR/A-1+        4,000,000
                      Letter of Credit: Morgan (J.P.)
                    Ohio State University Revenue Bonds, General
                      Receipts Series B,
   2,415,000        3.60%, 12/01/06, Putable 04/02/98*                VMIG1/A-1+      2,415,000
                      Letter of Credit: National Westminster
                        Total Ohio                                                    9,215,000

                    OREGON (1.8%)
                    County of Multnomah, Tax and Revenue
                      Anticipation Notes, General Obligation,
   2,000,000        4.50%, 06/30/98                                    MIG1/NR        2,003,168

                    PENNSYLVANIA (1.6%)
                    Pennsylvania State Higher Education Assistance
                      Agency Student Loan Revenue Bonds, Series B,
   1,800,000        3.80%, 07/01/2018, Putable 04/01/98               VMIG1/A-1+      1,800,000
                      Letter of Credit: Student Loan Marketing

                    TEXAS (6.1%)
                    Austin, TX Independent School District, General
                      Obligation Bonds,
     500,000        5.00%, 08/01/98                                    Aaa/AAA          501,832
                      Letter of Credit: PSF-Guaranty
                    Brazos, TX Higher Education Authority Incorporated
                      Revenue Bonds, Series A-2,
   1,415,000        5.45%, 06/01/98                                     Aaa/NR        1,418,463
                      Letter of Credit: GTD Student Loans
                    Lower Neches Valley Authority of Texas Revenue
                      Bonds (Chevron USA Income Project),
   1,500,000        3.45%, 02/15/17, 6 month put, next putable date
                      08/15/98                                         P-1/A-1+       1,500,000

                    San Antonio, TX Electric and Gas Revenue Bonds,
                      Refunding Bonds,
   1,500,000        5.00%, 02/01/99                                     Aa1/AA        1,517,061
                    Texas State Tax & Revenue Anticipation Notes
                      Series A,
   2,000,000        4.75%, 08/31/98                                   MIG1/Sp1+       2,007,294
                        Total Texas                                                    6,944,650

                    VERMONT (0.9%)
                    Vermont State Student Assistance Corp. Revenue
                      Bonds (Student Loan Revenue),
   1,000,000        3.40%, 01/01/04, Putable 04/01/98*                 VMIG1/NR       1,000,000
                      Letter of Credit: National Westminster

                    VIRGINIA (0.4%)
                    Virginia State Transportation Board Transportation
                      Contract Revenue Bonds, (RTE 28 Project),
     500,000        5.40%, 04/01/98                                     Aa/AA           500,000

                    WASHINGTON (5.6%)
                    King County, WA General Obligation Bonds
                      Series C, Refunding Bonds,
   2,000,000        5.25%, 01/01/99                                    Aa1/AA+        2,022,701
                    Seattle, WA Water System Revenue Bonds,
   1,000,000        3.65%, 09/01/25, Putable 04/01/98*                VMIG1/A-1+      1,000,000
                      Letter of Credit: Bayerische Landesbank
                    Washington State Health Care Facility Authority
                      Variable Rate Demand (Fred Hutchinson Cancer
                      Research Center, Seattle) Series 1996,
   2,500,000        3.80%, 01/01/23, Putable 04/01/98*                 VMIG1/NR       2,500,000
                      Letter of Credit: Morgan Guaranty Trust

                    Washington State Health Care Facility Authority
                      Variable Rate Demand (Fred Hutchinson Cancer
                      Research Center, Seattle) Series 1991-B,
     840,000        3.80%, 01/01/18, Putable 04/01/98*                 VMIG1/NR         840,000
                      Letter of Credit: Morgan Guaranty Trust
                        Total Washington                                              6,362,701

                    WISCONSIN (1.9%)
                    Wisconsin State General Obligation, Series 1,
                      Refunding Bonds,
   1,000,000        4.70%, 11/01/98                                     Aa2/AA        1,005,095
                    Wisconsin State General Obligation, Series 1,
                      Refunding Bonds,
   1,200,000        4.40%, 05/01/98                                     Aa2/AA        1,200,312
                        Total Wisconsin                                               2,205,407

                        Total Investments (cost $113,104,597**)    99.5%            113,104,597
                        Other assets in excess of liabilities        .5                 569,776
                        Net Assets                                100.0%           $113,674,373


                         (*) Variable rate obligation payable at par on
                             demand at any time on no more than seven
                             days notice.
                        (**) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. TREASURIES CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1998

     FACE
    AMOUNT          U.S. TREASURY BILLS (43.77%)                                       VALUE
$ 15,000,000        5.17%, due  04/02/98                                                $  14,997,867
  10,000,000        5.11%, due  04/02/98                                                    9,998,577
  10,000,000        5.11%, due  04/02/98                                                    9,998,577
  10,000,000        5.05%, due  04/09/98                                                    9,988,867
  15,000,000        5.36%, due  04/16/98                                                   14,966,719
  15,000,000        5.58%, due  04/23/98                                                   14,951,440
  15,000,000        5.50%, due  04/23/98                                                  14,951,440
  10,000,000        5.57%, due  04/30/98                                                    9,957,305
  10,000,000        5.53%, due  05/28/98                                                    9,916,875
                    Total U.S. Treasury Bills (cost $109,727,667)                         109,727,667

                    U.S. TREASURY NOTES (19.98%)
  10,000,000        7.875%, due 04/15/98                                                   10,009,007
  10,000,000        5.125%, due 04/30/98                                                    9,998,362
  10,000,000        6.25%, due 06/30/98                                                    10,017,011
   5,000,000        6.25%, due 07/31/98                                                     5,014,180
   5,000,000        6.125%, due 08/31/98                                                    5,014,341
   5,000,000        6.00%, due 09/30/98                                                     5,016,158
   5,000,000        5.875%, due 10/31/98                                                    5,013,961
                    Total U.S. Treasury Notes (cost $50,083,020)                           50,083,020

                    REPURCHASE AGREEMENTS (36.29%)
  30,992,000        SBC Warburg, Dillon, Read Inc.,  5.80%, due 04/01/98                   30,992,000
                    (Proceeds of $30,996,993 to be received at maturity)
                      Collateral: $31,069,000 U.S. Treasury Notes 5.625%
                      due 11/30/98
                      Collateral Market Value $31,611,840
  30,000,000        BZW Securities Inc., 5.75%, due 04/01/98                               30,000,000
                    (Proceeds of $30,004,792 to be received at maturity)
                      Collateral: $29,760,000 U.S. Treasury Notes 5.875%
                      due 11/15/05
                      Collateral Market Value  $30,600,000
  30,000,000        Merrill Lynch Government Securities Inc., 5.75%,
                    due 04/01/98                                                           30,000,000
                    (Proceeds of $30,004,792 to be received at maturity)
                      Collateral: $30,375,000 U.S. Treasury Notes 5.875%
                      due 02/28/99
                      Collateral Market Value $30,600,000
                    Total Repurchase Agreements (cost $90,992,000)                         90,992,000

                      Total Investments (cost $250,802,687*)    100.04%                   250,802,687
                      Liabilities in excess of other assets      (0.04)                       (97,589)
                      Net Assets                                100.0%                   $250,705,098

                    (*) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998

                                                                    CASH           TAX-FREE        TREASURIES
                                                                    FUND             FUND             FUND
ASSETS:
    Investments at value
      (cost $455,234,521, $113,104,597 and
      $159,810,687, respectively)                               $455,234,521     $113,104,597     $159,810,687
    Repurchase agreements (cost $79,456,000,
      $-0- and $90,992,000, respectively)                         79,456,000                -       90,992,000
    Cash                                                                 723           94,272              549
    Interest receivable                                               87,649        1,084,885          953,290
    Other assets                                                      10,628              551            7,269
      Total Assets                                               534,789,521      114,284,305      251,763,795

LIABILITIES:
    Dividends payable                                              2,289,581          256,893          940,118
    Payable for investment securities purchased                            -          245,623                -
    Adviser and Administrator fees payable                           231,762           37,017           78,837
    Distribution fees payable                                         25,076            6,202           28,905
    Accrued expenses                                                  45,308           64,197           10,837
      Total Liabilities                                            2,591,727          609,932        1,058,697
    NET ASSETS                                                  $532,197,794     $113,674,373     $250,705,098

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number
      of shares, par value $.01 per share                       $  5,328,239     $  1,136,724     $  2,506,785
    Additional paid-in capital                                   527,500,955      112,537,854      248,181,282
    Accumulated net realized gain (loss) on
      investments                                                   (631,400)            (205)          17,031
                                                                $532,197,794     $113,674,373     $250,705,098

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
      Net Assets                                                $418,765,636    $  76,562,453     $100,817,935
      Shares outstanding                                         419,420,910       76,561,158      100,804,315
      Net asset value per share                                        $1.00            $1.00            $1.00

    Service Shares Class:
      Net Assets                                                $113,432,158    $  37,111,920     $149,887,163
      Shares outstanding                                         113,403,019       37,111,289      149,874,197
      Net asset value per share                                        $1.00            $1.00            $1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                     CASH            TAX-FREE       TREASURIES
                                                                     FUND              FUND            FUND
INVESTMENT INCOME:
    Interest income                                             $ 27,620,689     $  3,637,941     $ 10,159,402

EXPENSES:
    Investment Adviser fees (note 3)                               1,791,797          271,071          588,596
    Administrator fees (note 3)                                      669,595          125,970          168,490
    Distribution fees (note 3)                                       225,212           63,840          282,730
    Trustees' fees and expenses                                      137,796           60,868           60,372
    Legal fees                                                        49,600           22,330           27,343
    Shareholders' reports and proxy statements                        47,403           14,876           16,266
    Registration fees and dues                                        33,607           11,296           10,395
    Fund accounting fees                                              29,564           28,867           29,749
    Transfer and shareholder servicing agent fees                     26,767           25,552           20,191
    Audit and accounting fees                                         23,121           23,871           22,871
    Custodian fees (note 6)                                           20,431           26,485           11,062
    Insurance                                                          8,858            3,121            1,712
    Miscellaneous                                                     10,565           10,916           23,141
      Total expenses                                               3,074,316          689,063        1,262,918
    Expenses paid indirectly (note 6)                                (20,431)            (665)            (840)
      Net expenses                                                 3,053,885          688,398        1,262,078

Net investment income                                             24,566,804        2,949,543        8,897,324
Net realized gain (loss) from securities
  transactions                                                        89,803             (205)          17,031

Net increase in net assets resulting from
  operations                                                    $ 24,656,607      $ 2,949,338      $ 8,914,355

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                            CASH FUND                     TAX-FREE FUND                   TREASURIES FUND
                                          Year             Year           Year           Year             Year           Year
                                         Ended            Ended          Ended          Ended            Ended          Ended
                                     March 31,        March 31,       March 31,     March 31,        March 31,      March 31,
                                          1998             1997           1998           1997             1998           1997
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income            $24,566,804      $19,349,816     $2,949,543     $4,151,691       $8,897,324     $5,735,313
  Net realized gain (loss)
    from securities transactions        89,803           46,777           (205)         2,857           17,031          4,476
  Net increase in net assets
    resulting from operations       24,656,607       19,396,593      2,949,338      4,154,548        8,914,355      5,739,789

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Original Shares                  (20,260,825)     (17,064,462)    (2,237,687)    (3,599,870)      (3,695,429)    (3,218,910)
  Service Shares                    (4,305,979)      (2,285,354)      (711,856)      (551,821)      (5,201,895)    (2,516,403)
    Total dividends to
      shareholders from net
      investment income            (24,566,804)     (19,349,816)    (2,949,543)    (4,151,691)      (8,897,324)    (5,735,313)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
    Original Shares              1,215,049,334    1,381,029,520    145,166,331    253,991,606      323,059,102    347,794,907
    Service Share                  287,984,097      363,384,239     66,068,395     57,483,211      858,192,771    614,489,280
                                 1,503,033,431    1,744,413,759    211,234,726    311,474,817    1,181,251,873    962,284,187

  Reinvested dividends and
    distributions:
    Original Shares                    122,396          123,463        116,145        131,295           60,052         58,222
    Service Shares                   4,084,240        2,156,127        699,548        535,951        4,985,493      2,238,344
                                     4,206,636        2,279,590        815,693        667,246        5,045,545      2,296,566

  Cost of shares redeemed:
    Original Shares             (1,217,844,005)  (1,268,495,494)  (159,715,064)  (288,308,370)    (288,014,215)  (356,184,998)
    Service Shares                (244,416,529)    (332,639,067)   (55,172,286)   (50,112,294)    (796,725,850)  (545,111,791)
                                (1,462,260,534)  (1,601,134,561)  (214,887,350)  (338,420,664)  (1,084,740,065)  (901,296,789)

    Change in net assets
      from capital share
      transactions                  44,979,533      145,558,788     (2,836,931)   (26,278,601)     101,557,353     63,283,964
  Total increase (decrease)
    in net assets                   45,069,336      145,605,565     (2,837,136)   (26,275,744)     101,574,384     63,288,440

NET ASSETS:
  Beginning of period              487,128,458      341,522,893    116,511,509    142,787,253      149,130,714     85,842,274
  End of period                   $532,197,794     $487,128,458   $113,674,373   $116,511,509     $250,705,098   $149,130,714

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

         Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

          The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):
Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Treasuries Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          On September 30, 1997, Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, succeeded to the operations of Hawaiian Trust Company, Limited, a subsidiary of Bank of Hawaii, which had served as Investment Adviser to the Trust since its inception. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator", formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

          Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the year ended March 31, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,791,797 and $669,595, respectively.

          Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $271,071 and $125,970, respectively.

          Pacific Capital U.S. Treasuries Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $588,596 and $168,490, respectively.

          The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1998.

b)  DISTRIBUTION AND SERVICE FEES:

          Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

          Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4. DISTRIBUTIONS

          The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

          At March 31, 1998, the Cash Fund had a capital loss carryover of approximately $631,000 which expires at March 31, 2003 and is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. GUARANTEES OF CERTAIN COMMERCIAL PAPER

          Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6. CUSTODIAN FEES

          The Funds have negotiated an offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended March 31, 1998, the custodian fees of the Cash Fund, the Tax-Free Fund and the Treasuries Fund, amounted to $20,431, $26,485 and $11,062, respectively. Of these amounts, $20,431, $665 and $840, respectively, were offset by such credits. The Funds could have invested their cash balances in an income-producing asset if they had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

7. PORTFOLIO ORIENTATION

          Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

8. SUBSEQUENT EVENT

          Effective April 1, 1998, the name of the series called Pacific Capital U.S. Treasuries Cash Assets Trust was changed to Pacific Capital U.S. Government Securities Cash Assets Trust and, in addition to investing in direct obligations of the United States Treasury, it will invest in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and certain repurchase agreements secured by U.S. Government securities.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period

                                                SERVICE SHARES(1)                             ORIGINAL SHARES(2)
                                                                    Period
                                                                     Ended
                                          Year Ended March 31,    March 31,                  Year Ended March 31,
                                        1998      1997      1996      1995**     1998      1997      1996      1995      1994
Net Asset Value, Beginning
  of Period                            $1.00     $1.00     $1.00     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00

Income from Investment
  Operations:
    Net investment income               0.05      0.05      0.05      0.01       0.05      0.05      0.05      0.04      0.03

Less Distributions:
    Dividends from net
      investment income                (0.05)    (0.05)    (0.05)    (0.01)     (0.05)    (0.05)    (0.05)    (0.04)    (0.03)

Net Asset Value, End of Period         $1.00     $1.00     $1.00     $1.00      $1.00    $ 1.00     $1.00     $1.00     $1.00

Total Return (%)                        4.88      4.62      5.06      0.85+      5.15      4.88      5.32      4.40      2.74

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                     113.4      65.8      32.9      3.5        418.8     421.4     308.7     486.7     407.1
    Ratio of Expenses to Average
      Net Assets (%)                    0.82      0.85      0.86      0.83*      0.57      0.60      0.60      0.59      0.59
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                        4.78      4.53      4.84      5.26*      5.04      4.79      5.24      4.40      2.71
For periods after April 1, 1995, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
    Net investment income ($)            0.05     0.05      0.05                0.05       0.05      0.05
    Ratio of Expenses to Average
      Net Assets (%)                     0.83     0.85      0.86                0.58       0.60      0.61
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                         4.77     4.53      4.84                5.03       4.78      5.23

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January
         20, 1995.
     **  For the period from February 1, 1995 (commencement of operations)
         to  March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period

                                                 SERVICE SHARES(1)                            ORIGINAL SHARES(2)
                                                                     Period
                                                                      Ended
                                           Year Ended March 31,    March 31,                 Year Ended March 31,
                                         1998      1997      1996      1995**    1998      1997      1996      1995      1994
Net Asset Value, Beginning
  of Period                             $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Income from Investment
  Operations:
    Net investment income                0.03      0.03      0.03      0.01      0.03      0.03      0.03      0.03      0.02

Less Distributions:
    Dividends from net
      investment income                 (0.03)    (0.03)    (0.03)    (0.01)    (0.03)    (0.03)    (0.03)    (0.03)    (0.02)

Net Asset Value, End of Period           $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Total Return (%)                          2.83      2.75      3.11      0.52+     3.08      3.00      3.37      2.74      2.02

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                       37.1      25.5      17.6       1.4      76.6      91.0     125.2     138.3     113.9
    Ratio of Expenses to
      Average Net Assets (%)             0.88      0.80      0.80      0.77*     0.63      0.55      0.54      0.55      0.56
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                         2.79      2.70      2.97      3.22*     3.04      2.97      3.32      2.74      1.99
For the year 1994, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
    Net Investment Income ($)            0.03      0.03      0.03                0.03      0.03      0.03                0.02
    Ratio of Expenses to
      Average Net Assets (%)             0.88      0.80      0.80                0.63      0.55      0.54                0.58
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                         2.79      2.70      2.97                3.04      2.97      3.32                1.97

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20,
         1995.
     **  For the period from February 1, 1995 (commencement of operations)
         to March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. TREASURIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period

                                                 SERVICE SHARES(1)                            ORIGINAL SHARES(2)
                                                                     Period
                                                                      Ended
                                            Year Ended March 31,    March 31,                 Year Ended March 31,
                                         1998      1997      1996      1995**    1998      1997      1996      1995      1994
Net Asset Value, Beginning
  of Period                             $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Income from Investment
  Operations:
    Net investment income                0.05      0.04      0.05      0.01      0.05      0.05      0.05      0.04      0.03

Less Distributions:
    Dividends from net
      investment income                 (0.05)    (0.04)    (0.05)    (0.01)    (0.05)    (0.05)    (0.05)    (0.04)    (0.03)

Net Asset Value, End of Period          $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Total Return (%)                         4.69      4.50      4.94      0.94+     4.95      4.76      5.20      4.20      2.59

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                      149.9      83.4      11.8       0.5     100.8      65.7      74.0      64.0      91.7
    Ratio of Expenses to
      Average Net Assets (%)             0.77      0.79      0.79      0.85*     0.52      0.55      0.54      0.54      0.52
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                         4.60      4.43      4.68      5.09*     4.85      4.66      5.07      4.04      2.58
Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996, and for periods after April 1,
1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
    Net Investment Income ($)            0.05      0.04      0.05      0.01      0.05      0.05      0.05      0.04      0.03
    Ratio of Expenses to
      Average Net Assets (%)             0.77      0.80      0.88      0.98*     0.52      0.56      0.63      0.59      0.52
    Ratio of Net Investment
      Income to Average Net
      Assets (%)                         4.60      4.42      4.60      4.96*     4.85      4.65      4.98      3.99      2.58

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20,
         1995.
     **  For the period from February 1, 1995 (commencement of operations) to
         March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

            This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

            For the fiscal year ended March 31, 1998, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

                 Fund                                   Federal Tax Status
Pacific Capital Cash Assets Trust                     Ordinary dividend income
Pacific Capital Tax-Free Cash Assets Trust            Exempt-interest dividends
Pacific Capital U.S. Treasuries Cash Assets Trust     Ordinary dividend income

            Prior to January 31, 1998, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1997 CALENDAR YEAR.